STOCK COMPENSATION PLANS (Detail Textuals 1) - USD ($)						1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 01, 2017	Jan. 01, 2017	Nov. 01, 2016	Oct. 07, 2016	Aug. 07, 2016	Aug. 19, 2016	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	Aug. 31, 2016	Feb. 28, 2017	Aug. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation							$ 7,615,873		$ 23,226,492		$ 72,309
Number of Shares							23,350,000		23,350,000		4,550,000
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Gross					$ 21,500
Stock Issued During Period, Shares, Share-based Compensation, Gross					50,000
Shares Issued, Price Per Share					$ 0.50
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											5 years
Aggregate Fair Value Of Options											$ 2,528,880
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options											$ 2,478,071
Stock based compensation									$ 0
Number of Shares							1,350,000		1,350,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options							22,000,000		22,000,000		50,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value							$ 1,252,500		$ 1,252,500		$ 21,000
Employee Stock Option [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross	6,000,000	3,750,000	4,500,000	4,500,000		4,500,000
Shares Issued, Price Per Share	$ 2.00	$ 1.25	$ 0.75	$ 0.75		$ 0.75
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross	6,000,000	3,750,000	4,500,000	4,500,000		4,500,000
Shares Issued, Price Per Share	$ 2.75	$ 1.75	$ 1.25	$ 1.25		$ 1.25
Employee Stock Option [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross	6,000,000	3,750,000	4,500,000	4,500,000		4,500,000
Shares Issued, Price Per Share	$ 3.25	$ 2.50	$ 2.00	$ 2.00		$ 2.00
Grant Date August 7 2016 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Gross											$ 21,500
Stock Issued During Period, Shares, Share-based Compensation, Gross											50,000
Shares Issued, Price Per Share											$ 0.50
Grant Date August 19 2016 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period											5 years
Aggregate Fair Value Of Options											$ 2,528,880
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options											$ 1,322,177
Stock based compensation									$ 1,155,894	$ 0
Grant Date October 7 2016 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									5 years
Aggregate Fair Value Of Options							3,571,773		$ 3,571,773
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options							2,160,461		2,160,461
Stock based compensation									$ 1,411,312
Grant Date November 1 2016 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									5 years
Aggregate Fair Value Of Options							3,960,769		$ 3,960,769
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options							$ 2,561,538		2,561,538
Stock based compensation									$ 1,399,231
Grant Date January 1 2017 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									5 years
Aggregate Fair Value Of Options												$ 5,143,711
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options												$ 2,372,214
Stock based compensation									$ 2,771,497
Grant Date January 1 2017 One [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross									50,000
Shares Issued, Price Per Share							$ 1.25		$ 1.25
Aggregate Fair Value Of Options							$ 67,894		$ 67,894
Stock based compensation									$ 67,894
Share based compensation arrangement option expire date									Dec. 31, 2021
Grant Date February 1 2017 [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period									5 years
Aggregate Fair Value Of Options							11,134,303		$ 11,134,303
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options							$ 8,765,024		8,765,024
Stock based compensation									$ 2,369,277